Interest and Finance Costs, net (Details Narrative) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2025 USD ($)	Apr. 03, 2025	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 26, 2025	Jun. 24, 2025	Jun. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)
Offsetting Assets [Line Items]
Interest Costs Incurred	$ 26,073		$ 31,437	$ 52,064			$ 60,931
Interest Costs Capitalized Adjustment	3,128		1,802	5,672			3,245
Amortization of deferred gain on termination of hedging interest rate swaps	$ 225		$ 882	$ 733			$ 2,094
bunker and EUAs emission agreements	eleven bunker agreements and four EUAs swap agreements		eleven bunker agreements and five EUAs swap	eleven bunker agreements and four EUAs swap agreements			eleven bunker agreements and five EUAs swap		(five bunker agreements and three EUAs swap agreements at December 31, 2024
Debt extinguishment guidance of ASC 470-50 [Member]
Offsetting Assets [Line Items]
Deferred Debt Issuance Cost, Writeoff	$ 0		$ 176	$ 0			$ 176
Not Designated as Hedging Instrument [Member]
Offsetting Assets [Line Items]
Proceeds from Hedge, Financing Activities				$ 73
Payments for Hedge, Financing Activities	$ 56
Interest Rate Swap [Member] | Maturing September 2026 [Member]
Offsetting Assets [Line Items]
Number of Interest Rate Derivatives Held		1
Option for Extension of Derivative Instrument		option for extension at the financial institution’s discretion until March 2029
Derivative, Fixed Interest Rate		2.955%
Line of Credit Facility, Interest Rate Description		three-month SOFR
Interest Rate Swap [Member] | Maturing November 2026 [Member]
Offsetting Assets [Line Items]
Number of Interest Rate Derivatives Held		1
Option for Extension of Derivative Instrument		option for extension at the financial institution’s discretion until May 2029
Derivative, Fixed Interest Rate		2.88%
Line of Credit Facility, Interest Rate Description		three-month SOFR
Interest Rate Swap [Member] | Maturing November 2026 [Member]
Offsetting Assets [Line Items]
Number of Interest Rate Derivatives Held						1
Option for Extension of Derivative Instrument						option for extension at the financial institution’s discretion until November 2027
Derivative, Fixed Interest Rate						3.27%
Line of Credit Facility, Interest Rate Description						three-month SOFR
Interest Rate Swap [Member] | Maturing September 2026 [Member]
Offsetting Assets [Line Items]
Option for Extension of Derivative Instrument					option for extension at the financial institution’s discretion until September 2031
Derivative, Fixed Interest Rate					2.98%
Line of Credit Facility, Interest Rate Description					three-month SOFR
Interest Rate Swap [Member] | Maturing March 2028 [Member]
Offsetting Assets [Line Items]
Number of Interest Rate Derivatives Held	1			1
Derivative, Fixed Interest Rate	3.82%			3.82%
Line of Credit Facility, Interest Rate Description				six-month SOFR
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Offsetting Assets [Line Items]
Description of Interest Rate Derivative Activities				In 2022, the Company discontinued ten of its cash flow hedge interest rate swaps through early termination agreements. The Company considered the forecasted transactions as still probable for seven of those interest rate swaps,
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Offsetting Assets [Line Items]
Fair Value Hedge Liabilities	$ 1,018			$ 1,018
Fair Value Hedge Assets									$ 266
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	(998)		(210)	$ (1,284)			586
2025 bunker swap | EUAs Swap [Member] | Not Designated as Hedging Instrument [Member]
Offsetting Assets [Line Items]
Derivative, Description of Hedged Item				to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels and the European Union Allowances (“EUAs”) exposure
Derivative, Description of Terms				between August 2025 through December 2026
Swap [Member] | Not Designated as Hedging Instrument [Member]
Offsetting Assets [Line Items]
Fair Value Hedge Liabilities	147			$ 147
Fair Value Hedge Assets									$ 302
Proceeds from Hedge, Financing Activities			521				1,119
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)	$ (449)		$ 621	$ (449)			$ 621	$ (408)		$ (497)
2024 bunker swap | EUAs Swap [Member] | Not Designated as Hedging Instrument [Member]
Offsetting Assets [Line Items]
Derivative, Description of Hedged Item							to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels and the EUAs exposure
Derivative, Description of Terms							between July through December 2024